Goodwill (Tables)	6 Months Ended
Mar. 31, 2024
Goodwill [Abstract]
Schedule of Goodwill

The following table summarizes changes in the carrying amount of goodwill during the six months ended March 31, 2024. There were no changes in the carrying amount of goodwill during the six months ended March 31, 2023.

Balance at September 30, 2023	$5,217
Acquisition of EMI	5,542
Balance at March 31, 2024	$10,759